SCHEDULE OF ESTIMATED USEFUL LIVES FOR MAJOR ASSET CATEGORIES OF INTANGIBLE ASSETS (Details)	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, useful lives	5 years
Information Technology Service System [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, useful lives	5 years